Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents (Notes 4 and 6)	$ 217,429	$ 119,042
Trade receivables (Notes 4, 7 and 20)	16,625	13,475
Inventories (Notes 4 and 8)	73,137	94,464
Prepayments (Note 9)	10,157	4,586
Other financial assets – current (Notes 4, 10, 27 and 29)	28,732	111,838
Other current assets (Note 9)	11,950	10,356
Total current assets	358,030	353,761
NON-CURRENT ASSETS
Property, plant and equipment (Notes 4 and 11)	453,383	399,932
Right-of-use assets (Notes 4 and 12)	26,277	29,921
Intangible assets (Note 4)	1,358	1,716
Other financial assets - non-current (Notes 4, 10 and 29)	1,012	1,184
Refundable deposits	3,745	3,368
Other non-current assets	595	704
Total non-current assets	486,370	436,825
TOTAL	844,400	790,586
CURRENT LIABILITIES
Short-term borrowings (Notes 4, 13 and 27)	21,857	1,067
Financial liabilities at fair value through profit or loss - current (Notes 4, 15 and 27)	107,862	0
Bonds payable - current (Notes 4, 14 and 27)	100,000	0
Short-term bills payable (Notes 4, 13 and 27)	72,140	71,062
Notes payable and trade payables (Notes 4, 16 and 27)	53,258	29,870
Contract liabilities - current (Note 20)	18,753	13,540
Other payables (Notes 4, 17 and 27)	36,384	39,782
Provisions for product warranty - current (Notes 4 and 18)	6,480	7,129
Lease liabilities - current (Notes 4, 12 and 27)	11,153	10,874
Current portion of long-term borrowings (Notes 4, 13, 27 and 29)	44,437	26,265
Other current liability (Note 17)	8,219	5,506
Total current liabilities	480,543	205,095
NON-CURRENT LIABILITIES
Financial liabilities at fair value through profit or loss - non-current (Notes 4, 15 and 27)	0	107,397
Bonds payable - non-current (Notes 4, 14, and 27)	0	100,000
Long-term borrowings (Notes 4, 13, 27 and 29)	195,883	150,223
Provisions for product warranty - non-current (Notes 4 and 18)	9,150	10,433
Lease liabilities - non-current (Notes 4,12 and 27)	15,589	19,468
Guarantee deposits received	1,027	1,114
Other non-current liability (Note 17)	18,495	13,824
Total non-current liabilities	240,144	402,459
Total liabilities	720,687	607,554
Share capital
Ordinary shares	15	14
Preferred shares	85,714	85,714
Capital surplus	132,993	127,956
Accumulated deficits	(116,609)	(49,247)
Other equity	21,600	18,595
Total equity	123,713	183,032	[1]
TOTAL	$ 844,400	$ 790,586

[1]	Prior period results have been retroactively adjusted to reflect the 1:0.8752888353 share subdivision effected on April 4, 2022. Refer to Note 19 for details.